Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax expense (benefit) at the statutory rate	$ (8,014,646)	$ (2,309,565)
State taxes	(1,658,268)
Non-deductible items	702,460	620,855
Deferred true-ups	40,912	(199,782)
Other	(121,202)
Change in valuation allowance	9,050,744	1,888,492
Total